SHARE-BASED COMPENSATION - Option assumptions and Activity (Details) - Share options ¥ in Millions	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Number of Options
Share options outstanding at the beginning of the period (in shares) | shares		47,632
Forfeited (in shares) | shares		(1,000)
Exercised (in shares) | shares		(46,632)	(1,088,358)	(876,715)
Share options outstanding at the end of the period (in shares) | shares			47,632
Weighted Average Exercise Price
Share options outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 4.95
Forfeited (in dollars per shares) | $ / shares	1.53
Exercised (in dollars per shares) | $ / shares	$ 5.03
Share options outstanding at the end of the period (in dollars per shares) | $ / shares
Aggregate intrinsic value of options exercised | ¥		¥ 11	¥ 255	¥ 194